Expense Example, No Redemption - A I Shares - JPMorgan US Research Enhanced Equity Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	583	756	944	1,487	36	163	301	704